SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Schedule of Segmental Information	Group analysis by origin is as follows:

Figures in millions	Gold income
US Dollars	2021	2020	2019
Geographical analysis of gold income by origin is as follows:
Africa(1)	2,644	2,769	2,203
Australia	890	989	851
Americas	1,028	1,211	1,000
	4,562	4,969	4,054
Equity-accounted joint ventures included above	(659)	(647)	(615)
Continuing operations	3,903	4,322	3,439
Discontinued operations - South Africa	—	408	554
	3,903	4,730	3,993

Foreign countries included in the above and considered material are:
Australia	890	989	851
Brazil	749	853	679
Ghana	565	536
Guinea	545
Tanzania	875	1,133	849
DRC	659	647	504

Geographical analysis of gold income by destination is as follows:
South Africa	1,214	943	981
North America	699	580	486
South America	34	1	—
Australia	890	989	851
Europe	279	358	329
United Kingdom	1,446	2,098	1,407
	4,562	4,969	4,054
Equity-accounted joint ventures included above	(659)	(647)	(615)
Continuing operations	3,903	4,322	3,439
Discontinued operations - South Africa	—	408	554
Continuing and discontinued operations	3,903	4,730	3,993

Figures in millions	By product revenue
US Dollars	2021	2020	2019

Africa(1)	5	4	3
Australia	4	3	3
Americas	119	99	81
	128	106	87
Equity-accounted joint ventures included above	(2)	(1)	(1)
Continuing operations	126	105	86
Discontinued operations - South Africa	—	1	1
	126	106	87

Figures in millions	Cost of sales
US Dollars	2021	2020	2019

Africa(1)	1,650	1,572	1,601
Australia	740	705	632
Americas	822	764	822
Corporate and other	(5)	(2)	(1)
	3,207	3,039	3,054
Equity-accounted joint ventures included above	(350)	(340)	(428)
Continuing operations	2,857	2,699	2,626
Discontinued operations - South Africa	—	287	479
	2,857	2,986	3,105

Figures in millions	Gross profit (loss) (2)
US Dollars	2021	2020	2019

Africa(1)	999	1,201	605
Australia	153	286	221
Americas	325	532	265
Corporate and other	6	(2)	1
	1,483	2,017	1,092
Equity-accounted joint ventures included above	(311)	(308)	(188)
Continuing operations	1,172	1,709	904
Discontinued operations - South Africa	—	83	79
	1,172	1,792	983

Figures in millions	Amortisation
US Dollars	2021	2020	2019

Africa(1)	268	349	367
Australia	150	160	173
Americas	161	163	177
Corporate and other	3	2	3
	582	674	720
Equity-accounted joint ventures included above	(105)	(104)	(137)
Continuing operations	477	570	583
Discontinued operations - South Africa	—	—	61
	477	570	644

Figures in millions	Total assets (1)(3)(4)
US Dollars	2021	2020	2019
South Africa	—	—	697
Africa	4,193	3,956	3,514
Australia	1,034	1,044	972
Americas	1,886	1,626	1,427
Corporate and other	854	1,046	253
	7,967	7,672	6,863

Figures in millions	Non-current assets (5)
US Dollars	2021	2020	2019
Non-current assets considered material, by country are:
South Africa	61	59	25
Foreign entities	5,607	5,053	4,644

DRC	1,604	1,604	1,506
Ghana	1,158	915	758
Tanzania	510	425	379
Australia	806	849	817
Brazil	797	627	625

Figures in millions	Capital expenditure
US Dollars	2021	2020	2019

Africa(1)	506	397	410
Australia	185	143	149
Americas	398	217	195
Corporate and other	11	—	—
Continuing operations	1,100	757	754
Discontinued operations - South Africa	—	35	60
	1,100	792	814
Equity-accounted joint ventures included above	(72)	(56)	(51)
	1,028	736	763

(1)Includes equity-accounted investments.
(2)The group's segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation and discontinued operations, refer to the group income statement.
(3)Total assets include allocated goodwill of $111m (2020: $118m; 2019: $108m) for Australia and $8m (2020: $8m; 2019: $8m) for Americas (note 15). In 2019, the South African segment included assets held for sale of $581m and the Africa Region segment included assets held for sale of $20m.
(4)In 2021, pre-tax impairments and derecognition of assets of $1m were accounted for in Corporate and other (2020: nil; 2019: nil), nil in South Africa (2020: $17m impairment reversal; 2019: $556m), Africa Region of $4m (2020: nil; 2019: $2m) and the Americas of $1m (2020: nil; 2019: $1m).
(5)Non-current assets exclude financial instruments and deferred tax assets.